Equity based compensation - Additional Information (Details) EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2025 CAD ($) EquityInstruments shares	Dec. 31, 2024 CAD ($) EquityInstruments	Dec. 31, 2025 USD ($) shares EquityInstruments	Dec. 31, 2023 EquityInstruments
Disclosure Of Equity Based Compensation
Equity based compensation	$ 25,166,000	$ 29,930,000
Vermilion incentive plan
Disclosure Of Equity Based Compensation
Weighted average fair value at measurement date, other equity instruments granted	$ 11.3	$ 16.62
Performance factor (ratio)	1.0	1.0
Annual forfeiture rate share options granted	8.00%	7.20%	8.00%
Equity based compensation	$ 24,000,000	$ 27,500,000
Number of other equity instruments outstanding in share-based payment arrangement | EquityInstruments	4,897	3,926	4,897	4,478
Granted | EquityInstruments	3,061	1,917
Deferred Share Units
Disclosure Of Equity Based Compensation
Weighted average fair value at measurement date, other equity instruments outstanding			$ 13.87
Weighted average fair value at measurement date, other equity instruments granted	$ 11.03
Equity based compensation	$ 1,200,000	$ 1,400,000
Number of other equity instruments outstanding in share-based payment arrangement | shares	616,226		616,226
Number of grants outstanding in share-based payment arrangement	108,335